Inventories	6 Months Ended
Sep. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Raw materials	12,294	9,929
Work in progress	2,972	2,164
Finished goods	11,217	11,860
Total inventory, gross	26,483	23,953
Inventory reserve	(10,314)	(10,346)
Total inventory, net	16,169	13,607

The Company analyzed the valuation of inventory and disposed obsolete inventories. As a result of such analysis, the movement of inventory reserve was as follows:

	Six months ended September 30,	Six months ended September 30,
	2022	2023
	RMB	RMB
Balance at beginning of year	10,792	10,314
Additional charge (written off), net	(224)	-
Foreign currency translation difference	-	32
Balance at the end of year	10,568	10,346